Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
OPERATING EXPENSES:
Selling and marketing		$ 2,454	$ 7,329
General and administrative (including share-based compensation of $1.63 million and $0.22 million for the six months ended December 31, 2025 and 2024 respectively)		4,921,978	1,463,125
Research and development (including share-based compensation of $2 thousand and $0.08 million for the six months ended December 31, 2025 and 2024 respectively)		416,030	507,381
Total operating expenses		5,340,462	1,977,835
LOSS FROM OPERATIONS		(5,340,462)	(1,977,835)
OTHER INCOME, NET		22,475	124,222
LOSS BEFORE INCOME TAXES		(5,317,987)	(1,853,613)
PROVISION FOR INCOME TAXES
NET LOSS		(5,317,987)	(1,853,613)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		40,065	48,881
COMPREHENSIVE LOSS		$ (5,277,922)	$ (1,804,732)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	494,488,908	494,488,908
Diluted (in Shares)	[1]	494,488,908	494,488,908
LOSS PER SHARE
Basic (in Dollars per share)	[1]	$ (1.08)	$ (0.37)
Diluted (in Dollars per share)	[1]	$ (1.08)	$ (0.37)

[1]	Giving retroactive effect to the 38-for-1 share split effected on June 13, 2025.